COMMITMENTS AND CONTINGENT LIABILITIES (Guarantees) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
TAT Technologies Ltd [Member]
Guarantees:
Bank guarantee to secure liability to Israeli customs	$ 241
Limco Piedmont Inc [Member]
Guarantees:
Guarantee provided by Piedmont in respect of FAVS debt	$ 4,600